Oil and Natural Gas Properties and Other Property and Equipment - Other Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 116,149	$ 104,879	$ 108,803
Less accumulated depreciation	(11,244)	(5,356)	0
Total other property and equipment, net	$ 104,905	99,523	108,803
Natural gas plants and pipelines
Property, Plant and Equipment [Line Items]
Other property and equipment		79,856	91,427
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Other property and equipment		2,986	2,740
Vehicles
Property, Plant and Equipment [Line Items]
Other property and equipment		3,228	1,156
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Other property and equipment		10,547	5,040
Land
Property, Plant and Equipment [Line Items]
Other property and equipment		$ 8,262	8,262
Predecessor
Property, Plant and Equipment [Line Items]
Other property and equipment			124,379	$ 123,460
Less accumulated depreciation			(22,107)	(20,759)
Total other property and equipment, net			102,273	102,701
Predecessor | Natural gas plants and pipelines
Property, Plant and Equipment [Line Items]
Other property and equipment			109,675	108,697
Predecessor | Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Other property and equipment			5,884	5,884
Predecessor | Vehicles
Property, Plant and Equipment [Line Items]
Other property and equipment			4,542	4,600
Predecessor | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Other property and equipment			3,879	4,078
Predecessor | Land
Property, Plant and Equipment [Line Items]
Other property and equipment			$ 201	$ 201